VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 25, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re :                          Voya Prime Rate Trust (5,000,000 Common Shares)

File Nos. 333-203624; 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is a Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) on Form N-2 and Amendment No. 105 to the Registration Statement of Voya Prime Rate Trust under the Investment Company of 1940. The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Reinvestment Program and pursuant to privately negotiated transactions.  This Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Should you have any questions, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management

Attachment

cc:                                Elizabeth J. Reza

Ropes & Gray LLP